Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 6,066,309	$ 7,429,904
Less: allowance for current expected credit loss	(52,773)
Accounts receivable, net	$ 6,013,536	$ 7,429,904